FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05186

                             Advanced Series Trust

               (Exact name of registrant as specified in charter)


     100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

               (Address of principal executive offices) (Zip Code)


                             Jonathan D. Shain, Esq.
     100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 973-802-6469

                      Date of fiscal year-end: December 31

                     Date of reporting period: June 30, 2008





Item 1. Proxy Voting Record

In determining votes against management, any ballot that management did not make a recommendation is considered to be "FOR" regardless of the vote cast. Any "Abstain" vote cast is considered as voted, and to be against the management recommendation.


The voting record for the AST QMA US EQUITY ALPHA PORTFOLIO (formerly known as the AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO) is hereby deleted and replaced with the following:



******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05186
Reporting Period: 07/01/2007 - 06/30/2008
Advanced Series Trust









========= AST QMA US EQUITY ALPHA -SUB-ADVISOR: QMA FORMERLY KNOWN AS ==========
=========     AST ALLIANCEBERNSTEIN MANAGED INDEX 500 PORTFOLIO)      ==========


NU SKIN ENTERPRISES

Ticker:       NUS            Security ID:  67018T105
Meeting Date: JUN 25, 2008   Meeting Type: Annual
Record Date:  MAY 19, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Nevin Anderson                      For       For        Management
1.2   Elect Daniel Campbell                     For       For        Management
1.3   Elect Jake Garn                           For       For        Management
1.4   Elect M. Truman Hunt                      For       For        Management
1.5   Elect Andrew Lipman                       For       For        Management
1.6   Elect Steven Lund                         For       For        Management
1.7   Elect Patricia Negron                     For       For        Management
1.8   Elect Thomas Pisano                       For       For        Management
1.9   Elect Blake Roney                         For       For        Management
1.10  Elect Sandra Tillotson                    For       For        Management
1.11  Elect David Ussery                        For       For        Management
2     Ratification of Auditor                   For       For        Management


========== END NPX REPORT



                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




Advanced Series Trust


By




/s/ David R. Odenath, Jr.*
      (Jonathan D. Shain)





David R. Odenath, Jr., President


(q) Power of Attorney dated November 14, 2007. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 71 to the Registration Statement on Form N1-A for Advanced Series Trust
(File No. 33-24962) filed via EDGAR on July 15, 2008.


Date: August 29, 2008